Bahl & Gaynor Income Growth ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 7.3%
Home Depot, Inc.	11,176	$4,528,515
McDonald's Corporation	15,648	4,764,972
Starbucks Corporation	22,887	2,231,254
		11,524,741

Consumer Staples - 12.2%
Keurig Dr Pepper, Inc.	64,356	2,412,063
Mondelez International, Inc. - Class A	83,410	6,144,815
PepsiCo, Inc.	31,891	5,423,064
Procter & Gamble Company	29,954	5,188,033
		19,167,975

Energy - 10.4%
Chevron Corporation	25,271	3,721,660
Exxon Mobil Corporation	17,693	2,073,974
Kinder Morgan, Inc.	62,114	1,372,099
ONEOK, Inc.	18,209	1,659,386
Phillips 66	21,485	2,824,203
Williams Companies, Inc.	102,568	4,682,229
		16,333,551

Financials - 12.2%
CME Group, Inc.	8,284	1,827,865
JPMorgan Chase & Company	16,037	3,381,562
Marsh & McLennan Companies, Inc.	20,202	4,506,864
PNC Financial Services Group, Inc.	24,024	4,440,836
Travelers Companies, Inc.	18,642	4,364,465
US Bancorp	16,581	758,249
		19,279,841

Health Care - 13.8%
AbbVie, Inc.	35,909	7,091,309
Eli Lilly & Company	9,362	8,294,170
Merck & Company, Inc.	55,839	6,341,077
		21,726,556

Industrials - 12.8%
Automatic Data Processing, Inc.	13,065	3,615,478
Eaton Corporation PLC	12,603	4,177,138
Fastenal Company	13,791	984,953
General Dynamics Corporation	4,514	1,364,131
Illinois Tool Works, Inc.	8,074	2,115,953
Lockheed Martin Corporation	5,724	3,346,021
Paychex, Inc.	18,169	2,438,098
RTX Corporation	10,522	1,274,846
United Parcel Service, Inc. - Class B	5,922	807,406
		20,124,024

Information Technology - 17.8%
Broadcom, Inc.	62,885	10,847,662
Cisco Systems, Inc.	16,263	865,517
Corning, Inc.	50,144	2,264,002
Dell Technologies, Inc. - Class C	17,992	2,132,772
HP, Inc.	41,341	1,482,902
Microsoft Corporation	8,096	3,483,709
NXP Semiconductors NV	4,635	1,112,446
QUALCOMM, Inc.	11,389	1,936,699
Texas Instruments, Inc.	19,121	3,949,825
		28,075,534

Materials - 1.9%
Air Products and Chemicals, Inc.	9,887	2,943,755

Real Estate - 3.2%
Prologis, Inc.	13,694	1,729,278
Realty Income Corporation	51,578	3,271,077
		5,000,355

Utilities - 8.1%
NextEra Energy, Inc.	61,744	5,219,220
PPL Corporation	66,143	2,188,011
Sempra	44,665	3,735,334
WEC Energy Group, Inc.	16,829	1,618,613
		12,761,178
TOTAL COMMON STOCKS (Cost $121,640,972)		156,937,510

SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%	Par
5.12%, 11/14/2024 (a)	63,000	62,643
5.07%, 11/21/2024 (a)	27,000	26,823
5.01%, 11/29/2024 (a)	34,000	33,739
5.04%, 12/05/2024 (a)	26,000	25,788
4.92%, 12/12/2024 (a)	238,000	235,875
4.83%, 12/19/2024 (a)	33,000	32,674
4.58%, 12/26/2024 (a)	210,000	207,743
TOTAL SHORT-TERM INVESTMENTS (Cost $625,078)		625,285

TOTAL INVESTMENTS - 100.1% (Cost $122,266,050)		157,562,795
Liabilities in Excess of Other Assets - (0.1)%		(159,960)
TOTAL NET ASSETS - 100.0%		$157,402,835

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown is the effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Bahl & Gaynor Income Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$156,937,510	$–	$–	$156,937,510
U.S. Treasury Bills	–	625,285	–	625,285
Total Investments	$156,937,510	$625,285	$–	$157,562,795

Refer to the Schedule of Investments for further disaggregation of investment categories.